N-2 - USD ($) $ / shares in Units, $ in Millions				6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cover [Abstract]
Entity Central Index Key				0001754836
Amendment Flag				false
Document Type				N-CSRS
Entity Registrant Name				Eagle Point Income Co Inc.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities Table

Information about the Company’s senior securities shown in the following table has been derived from the Company’s consolidated financial statements as of and for the dates noted.

Class	Total Amount Outstanding Exclusive of Treasury Securities (in millions)	Asset Coverage Per Unit (1)	Involuntary Liquidating Preference Per Unit (2)	Average Market Value Per Unit (3)

For the six months ended June 30, 2024
Preferred Stock	$112,255,275	$77.72	$25	$24.31
Revolving Credit Facility (BNP Paribas)	$0	NM	N/A	N/A

For the year ended December 31, 2023
Preferred Stock	$72,353,275	$69.70	$25	$23.81
Revolving Credit Facility (BNP Paribas)	$14,520,000	$16,681.46	N/A	N/A

For the year ended December 31, 2022
Preferred Stock	$38,041,225	$78.16	$25	$23.68
Revolving Credit Facility (BNP Paribas)	$9,030,000	$16,296.64	N/A	N/A

For the year ended December 31, 2021
Preferred Stock	$35,000,000	$78.24	$25	$25.32
Revolving Credit Facility (BNP Paribas)	$19,550,000	$8,732.75	N/A	N/A

For the year ended December 31, 2020
Revolving Credit Facility (Société Générale)	$14,815,000	$7,960.52	N/A	N/A

For the year ended December 31, 2019
Revolving Credit Facility (Société Générale)	$13,743,000	$9,470.38	N/A	N/A

(1)	The asset coverage per unit figure is the ratio of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of senior securities, as calculated separately for each of the Preferred Stock and Revolving Credit Facility in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25). With respect to the Revolving Credit Facility, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 of indebtedness.

(2)	The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.

(3)	The average market value per unit is calculated by taking the average of the closing price of the Series A Term Preferred Stock (NYSE: EICA), Series B Term Preferred Stock (NYSE: EICB), and Series C Term Preferred Stock (NYSE: EICC).

Senior Securities Averaging Method, Note [Text Block]				The average market value per unit is calculated by taking the average of the closing price of the Series A Term Preferred Stock (NYSE: EICA), Series B Term Preferred Stock (NYSE: EICB), and Series C Term Preferred Stock (NYSE: EICC).
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Investment Risk Factors

The following list is not intended to be a comprehensive list of all of the potential risks associated with the Company. The Company’s prospectus provides a detailed discussion of the Company’s risks and considerations. The risks described in the prospectus are not the only risks the Company faces. Additional risks and uncertainties not currently known to the Company or that are currently deemed to be immaterial also may materially and adversely affect its business, financial condition and/or operating results.

Risks of Investing in CLOs and Other Structured Debt Securities

CLOs and other structured finance securities are generally backed by a pool of credit-related assets that serve as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also inherently leveraged vehicles and are subject to leverage risk.

Subordinated Securities Risk

CLO junior debt and equity securities that the Company may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt and equity securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the CLO debt and CLO equity of a CLO at inception exceed its total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which the Company is invested.

High-Yield Investment Risk

The CLO junior debt and equity securities that the Company acquires are typically rated below investment grade or, in the case of CLO equity securities, unrated and are therefore considered “higher-yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also higher-yield investments. Investing in CLO junior debt and equity securities and other high-yield investments typically involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance.

Leverage Risk

The use of leverage, whether directly or indirectly through investments such as CLO junior debt and equity securities that inherently involve leverage, may magnify the Company’s risk of loss. CLO junior debt and equity securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which the Company invests are subject to a higher degree of risk of loss since the use of leverage magnifies losses.

Credit Risk

If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, net asset value (“NAV”) and/or market price would be adversely impacted.

Key Personnel Risk

The Adviser manages our investments. Consequently, the Company’s success depends, in large part, upon the services of the Adviser (including Eagle Point Credit Management LLC, which provides the Adviser with investment professionals and other resources under a personnel and resources agreement) and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser (or Eagle Point Credit Management LLC) will continue to serve in their current positions or continue to be employed by the Adviser. The Company can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Company’s investment adviser.

Conflicts of Interest Risk

The Company’s executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Investment Committee, have several conflicts of interest as a result of the other activities in which they engage.

Prepayment Risk

The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, the CLO securities and related investments in which the Company invests are subject to prepayment risk. If the Company or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted.

Liquidity Risk

Generally, there is no public market for the CLO investments in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company is able to sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.

Management Fee Risk

The Company’s management fee structure may incentivize the Adviser to use leverage in a manner that adversely impacts the Company’s performance.

Fair Valuation of the Company’s Portfolio Investments

Generally, there is no public market for the CLO investments and certain other credit assets in which the Company may invest. The Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.

Limited Investment Opportunities Risk

The market for CLO securities is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Company cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

Loan Accumulation Facilities Risk

The Company may invest in LAFs, which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.

Synthetic Investments Risk

The Company may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Company will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Company generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Company will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Company may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset.

Currency Risk

Although the Company primarily makes investments denominated in U.S. dollars, the Company may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. The Company may or may not hedge currency risk.

Hedging Risk

Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Company had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the Company’s risks.

Reinvestment Risk

CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets and the market value of the Company’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Interest Rate Risk

The price of certain of the Company’s investments may be significantly affected by changes in interest rates, including recent increases in interest rates. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through investments in junior equity and debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow the Company receives on the Company’s CLO debt investments. Further, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Company’s cash flow, fair value of the Company’s assets and operating results. Because CLOs generally issue debt on a floating rate basis, an increase in the relevant benchmark index will increase the financing costs of CLOs.

Refinancing Risk

If the Company incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Company fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Company’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Company’s ability to grow, and holders of the Company’s common stock would not benefit from the potential for increased returns on equity that incurring leverage creates.

Tax Risk

If the Company fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Company’s net assets, the amount of income available for distributions to the Company’s stockholders, and the amount of income available for payment of the Company’s other liabilities.

Counterparty Risk

The Company may be exposed to counterparty risk, which could make it difficult for the Company or the issuers in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.

Price Risk

Investors who buy shares at different times will likely pay different prices.

Global Risks

Due to highly interconnected global economies and financial markets, the value of the Company’s securities and its underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Company and its investments.

Banking Risk

The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the Company, the Company's underlying obligors, the collateral managers of the CLOs in which the Company invests (or managers of other securitized or pooled vehicles in which the Company invests), or the Company’s service providers could adversely affect the Company’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such company may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if a collateral manager has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the CLOs it manages, which could negatively affect the performance of such CLOs (and, therefore, the performance of the Company).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date				Jun. 30, 2024
Risks of Investing in CLOs and Other Structured Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in CLOs and Other Structured Debt Securities

CLOs and other structured finance securities are generally backed by a pool of credit-related assets that serve as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also inherently leveraged vehicles and are subject to leverage risk.

Subordinated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Securities Risk

CLO junior debt and equity securities that the Company may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt and equity securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the CLO debt and CLO equity of a CLO at inception exceed its total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which the Company is invested.

High-Yield Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High-Yield Investment Risk

The CLO junior debt and equity securities that the Company acquires are typically rated below investment grade or, in the case of CLO equity securities, unrated and are therefore considered “higher-yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also higher-yield investments. Investing in CLO junior debt and equity securities and other high-yield investments typically involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The use of leverage, whether directly or indirectly through investments such as CLO junior debt and equity securities that inherently involve leverage, may magnify the Company’s risk of loss. CLO junior debt and equity securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which the Company invests are subject to a higher degree of risk of loss since the use of leverage magnifies losses.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, net asset value (“NAV”) and/or market price would be adversely impacted.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel Risk

The Adviser manages our investments. Consequently, the Company’s success depends, in large part, upon the services of the Adviser (including Eagle Point Credit Management LLC, which provides the Adviser with investment professionals and other resources under a personnel and resources agreement) and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser (or Eagle Point Credit Management LLC) will continue to serve in their current positions or continue to be employed by the Adviser. The Company can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Company’s investment adviser.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk

The Company’s executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Investment Committee, have several conflicts of interest as a result of the other activities in which they engage.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk

The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, the CLO securities and related investments in which the Company invests are subject to prepayment risk. If the Company or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Generally, there is no public market for the CLO investments in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company is able to sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.

Management Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]				Management Fee Risk The Company’s management fee structure may incentivize the Adviser to use leverage in a manner that adversely impacts the Company’s performance.
Fair Valuation of the Company's Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fair Valuation of the Company’s Portfolio Investments

Generally, there is no public market for the CLO investments and certain other credit assets in which the Company may invest. The Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Investment Opportunities Risk

The market for CLO securities is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While the Company cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Accumulation Facilities Risk

The Company may invest in LAFs, which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.

Synthetic Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Synthetic Investments Risk

The Company may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Company will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Company generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Company will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Company may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk

Although the Company primarily makes investments denominated in U.S. dollars, the Company may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. The Company may or may not hedge currency risk.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Risk

Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Company had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the Company’s risks.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinvestment Risk

CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets and the market value of the Company’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Refinancing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Refinancing Risk

If the Company incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Company fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Company’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Company’s ability to grow, and holders of the Company’s common stock would not benefit from the potential for increased returns on equity that incurring leverage creates.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk

If the Company fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Company’s net assets, the amount of income available for distributions to the Company’s stockholders, and the amount of income available for payment of the Company’s other liabilities.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

The Company may be exposed to counterparty risk, which could make it difficult for the Company or the issuers in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.

Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]				Price Risk Investors who buy shares at different times will likely pay different prices.
Global Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Risks

Due to highly interconnected global economies and financial markets, the value of the Company’s securities and its underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Company and its investments.

Banking Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Banking Risk

The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the Company, the Company's underlying obligors, the collateral managers of the CLOs in which the Company invests (or managers of other securitized or pooled vehicles in which the Company invests), or the Company’s service providers could adversely affect the Company’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such company may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if a collateral manager has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the CLOs it manages, which could negatively affect the performance of such CLOs (and, therefore, the performance of the Company).

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

The price of certain of the Company’s investments may be significantly affected by changes in interest rates, including recent increases in interest rates. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through investments in junior equity and debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow the Company receives on the Company’s CLO debt investments. Further, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Company’s cash flow, fair value of the Company’s assets and operating results. Because CLOs generally issue debt on a floating rate basis, an increase in the relevant benchmark index will increase the financing costs of CLOs.

Revolving Credit Facility (BNP Paribas) [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 0	$ 14,520,000	$ 0	$ 14,520,000	$ 9,030,000	$ 19,550,000
Senior Securities Coverage per Unit	[1]		$ 16,681.46		$ 16,681.46	$ 16,296.64	$ 8,732.75
Revolving Credit Facility (Societe Generale) [Member]
Financial Highlights [Abstract]
Senior Securities Amount								$ 14,815,000	$ 13,743,000
Senior Securities Coverage per Unit	[1]							$ 7,960.52	$ 9,470.38
Common Stocks [Member]
General Description of Registrant [Abstract]
Share Price		$ 15.80		$ 15.80
NAV Per Share		$ 15.24		$ 15.24
Latest Premium (Discount) to NAV [Percent]		3.67%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

5.	COMMON STOCK

As of December 31, 2023, there were 150,000,000 shares of common stock authorized, of which 10,997,398 shares were issued and outstanding.

On June 29, 2023, the Company filed a new shelf registration statement with 150,000,000 shares of common stock authorized.

On June 30, 2023, the Company launched a new ATM offering to sell up to $75.0 million aggregate amount of its common stock, pursuant to a prospectus filed with the SEC on June 29, 2023. On May 23, 2024, the Company filed a prospectus supplement to update the aggregate offering price of common stock sold through the existing ATM offering to $157.0 million, inclusive of any shares of common stock previously sold through the ATM offering.

On August 16, 2022, the Company entered into an agreement (the “Purchase Agreement”) with B. Riley Principal Capital II, LLC (“BRPC II”) in which BRPC II has committed to purchase from the Company, at the Company’s discretion, up to $20.0 million of the Company’s common stock, subject to terms and conditions specified in the

Purchase Agreement (referred to as the “Committed Equity Financing”). The Company filed a registration statement on December 15, 2022 in relation to the Committed Equity Financing.

For the six months ended June 30, 2024, the Company sold approximately 4.6 million shares of its common stock, pursuant to the ATM offerings, for total net proceeds to the Company of approximately $71.0 million. In connection with such sales, the Company paid a total of approximately $1.3 million in sales agent commissions.

For the six months ended June 30, 2024, 106,940 shares of common stock were issued in connection with the DRIP for total net proceeds to the Company of approximately $1.6 million.

As of June 30, 2024, there were 150,000,000 shares of common stock authorized, of which 15,730,126 shares were issued and outstanding.

Outstanding Security, Authorized [Shares]		150,000,000	150,000,000
Outstanding Security, Not Held [Shares]		15,730,126	10,997,398
Preferred Stocks [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 112,255,275	$ 72,353,275	$ 112,255,275	$ 72,353,275	$ 38,041,225	$ 35,000,000
Senior Securities Coverage per Unit	[1]	$ 77.72	$ 69.70	$ 77.72	$ 69.70	$ 78.16	$ 78.24
Preferred Stock Liquidating Preference	[2]	$ 25	$ 25	25	25	25	25
Senior Securities Average Market Value per Unit	[3]			$ 24.31	$ 23.81	$ 23.68	$ 25.32
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.	MANDATORY REDEEMABLE PREFERRED STOCK

As of June 30, 2024, there were 20,000,000 shares of preferred stock authorized, par value $0.001 per share, of which 1,521,649 shares of Series A Term Preferred Stock, 1,538,083 of Series B Term Preferred Stock and 1,430,479 of Series C Term Preferred Stock were issued and outstanding.

On April 2, 2024, the Company closed an underwritten public offering of 1,220,000 shares of its Series C Term Preferred Stock, resulting in net proceeds to the Company of approximately $29.3 million after payment of underwriting discounts and commissions of approximately $1.0 million and offering expenses of approximately $0.3 million. On April 15, 2024, the underwriters purchased an additional 180,000 shares of its Series C Term Preferred Stock pursuant to the underwriters’ overallotment option, which resulted in additional net proceeds to the Company of approximately $4.4 million after payment of underwriting discounts and commissions of approximately $0.1 million.

The Company has accounted for its Preferred Stock as a liability under ASC 480 due to their mandatory redemption requirements.

Except where otherwise stated in the 1940 Act or the Company’s certificate of incorporation, each holder of Preferred Stock will be entitled to one vote for each share of preferred stock held on each matter submitted to a vote of the Company’s stockholders. The Company’s preferred stockholders and common stockholders will vote together as a single class on all matters submitted to the Company’s stockholders. Additionally, the Company’s preferred stockholders will have the right to elect two Preferred Directors at all times, while the Company’s preferred stockholders and common stockholders, voting together as a single class, will elect the remaining members of the Board. Under the terms of the Company’s Revolving Credit Facility (described under Note 9, below), the Company cannot optionally redeem any shares of its Preferred Stock prior to the Revolving Credit Facility’s scheduled maturity date and cannot make any distributions or other payments on the Preferred Stock during the existence of a default or margin deficiency (each as defined under the applicable credit agreement).

The Company has elected the FVO under ASC 825 for its Preferred Stock. Accordingly, the Preferred Stock is measured at fair value and the Series C Term Preferred Stock offering costs in the aggregate amount of approximately $1.4 million, which consisted of approximately $1.1 million of underwriting commissions, $0.2 million of professional fees and $0.1 million of other expenses, were expensed as incurred during the six months ended June 30, 2024.

The following table summarizes certain information pertaining to the Company’s Preferred Stock:

			Change in fair value due to:
Security	Maturity ⁽¹⁾	Callable ⁽²⁾	Market Risk ⁽³⁾	Instrument-Specific Credit Risk ⁽⁴⁾
Series A Term Preferred Stock	October 26, 2026	Callable	$0.1	($0.1)
Series B Term Preferred Stock	July 31, 2028	July 31, 2025	$0.8	($0.6)
Series C Term Preferred Stock	April 30, 2029	April 3, 2026	$0.1	($0.1)

⁽¹⁾	The date which the Company is required to redeem all outstanding shares of the Preferred Stock, at a redemption price of $25 per share, plus accumulated but unpaid dividends, if any.
⁽²⁾	The date which the Company may, at its sole option, redeem the outstanding shares of the Preferred Stock in whole or in part from time to time.
⁽³⁾	For the six months ended June 30, 2024. Amounts are in millions and recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Operations.
⁽⁴⁾	For the six months ended June 30, 2024. Amounts are in millions and recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Comprehensive Income. The Company defines the change in fair value attributable to instrument-specific credit risk as the excess of the total change in fair value over the change in fair value attributable to changes in a base market rate, such as a United States treasury bond index with a similar maturity to the instrument being valued.

See Note 10 “Asset Coverage” for further discussion on the Company’s calculation of asset coverage with respect to its Preferred Stock.

ATM Program

On June 30, 2023, the Company launched a new ATM offering to sell up to 1,000,000 shares of Series A Term Preferred Stock with an aggregate liquidation preference of $25 million, pursuant to a prospectus filed with the SEC on June 29, 2023. On May 23, 2024, the Company filed a prospectus supplement which did not allocate any shares of the Series A Term Preferred Stock in the ATM program.

Pursuant to a prospectus supplement filed with the SEC on August 22, 2023, the Company updated the ATM offering to allow the Company to sell up to 1,000,000 shares of Series B Term Preferred Stock with an aggregate liquidation preference of $25 million, pursuant to a prospectus filed with the SEC on June 29, 2023. On May 23, 2024, the Company filed a prospectus supplement to update the aggregate shares to be sold under the existing ATM offering to 615,000, inclusive of any shares of Series B Term Preferred Stock previously sold through the ATM offering.

Pursuant to a prospectus supplement filed with the SEC on May 23, 2024, the Company amended the ATM offering to allow the Company to sell up to 400,000 shares of Series C Term Preferred Stock with a liquidation preference of $25 per share, pursuant to a prospectus filed with the SEC on June 29, 2023.

For the six months ended June 30, 2024, the Company sold 165,601 shares of its Series B Term Preferred Stock and 30,479 shares of its Series C Term Preferred Stock pursuant to the ATM offering for total proceeds to the company of approximately $4.8 million. In connection with such sales, the Company paid a total of approximately $0.1 million in sales commissions.

Security Voting Rights [Text Block]

Except where otherwise stated in the 1940 Act or the Company’s certificate of incorporation, each holder of Preferred Stock will be entitled to one vote for each share of preferred stock held on each matter submitted to a vote of the Company’s stockholders. The Company’s preferred stockholders and common stockholders will vote together as a single class on all matters submitted to the Company’s stockholders. Additionally, the Company’s preferred stockholders will have the right to elect two Preferred Directors at all times, while the Company’s preferred stockholders and common stockholders, voting together as a single class, will elect the remaining members of the Board. Under the terms of the Company’s Revolving Credit Facility (described under Note 9, below), the Company cannot optionally redeem any shares of its Preferred Stock prior to the Revolving Credit Facility’s scheduled maturity date and cannot make any distributions or other payments on the Preferred Stock during the existence of a default or margin deficiency (each as defined under the applicable credit agreement).

Outstanding Security, Authorized [Shares]		20,000,000
Series A Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		1,521,649
Series B Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		1,538,083
Series C Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		1,430,479

[1]	The asset coverage per unit figure is the ratio of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of senior securities, as calculated separately for each of the Preferred Stock and Revolving Credit Facility in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25). With respect to the Revolving Credit Facility, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 of indebtedness.
[2]	The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.
[3]	The average market value per unit is calculated by taking the average of the closing price of the Series A Term Preferred Stock (NYSE: EICA), Series B Term Preferred Stock (NYSE: EICB), and Series C Term Preferred Stock (NYSE: EICC).